RELATED PARTY TRANSACTIONS AND CERTAIN RELATIONSHIPS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND CERTAIN RELATIONSHIPS

Related Party Transactions

Transactions with Katherine McLain

Ms. Katherine McLain was appointed as a director on February 14, 2017. On February 22, 2019, the Company issued 8,108,108 shares of our common stock to Katherine McLain valued at $0.0074 per share or $60,000.

Transaction with Thom Kozik

Mr. Kozik was appointed as a director on October 5, 2017. On February 22, 2019, the Company issued 8,108,108 shares of our common stock to Mr. Kozik valued at $0.0074 per share or $60,000.

Since January 1, 2017, the Company engaged in the following reportable transactions with our directors, executive officers, holders of more than 5% of our voting securities, and affiliates or immediately family members of our directors, executive officers and holders of more than 5% of our voting securities.

Certain Relationships

Please see the transactions with Chicago Venture Partners, L.P. discussed in Notes 10, 11, 13 and 17.

Transactions with Marco Hegyi

On October 21, 2018 and 2017, a Mr. Hegyi Warrant to purchase up to 10,000,000 shares of our common stock at an exercise price of $0.01 per share vested. The Warrant is exercisable for 5 years. The warrants were valued at $390,000 and $192,000 we recorded $178,750 and $195,000 as compensation expense for the years ended December 31, 2018 and 2017, respectively. On October 15, 2018, Mr. Hegyi received Warrants to purchase up to 48,000,000 shares of our common stock at an exercise price of $0.012 per share and which vest on October 15, 2018, 2019 and 2020. The Warrants are exercisable for 5 years. The warrant that vested on October 15, 2018 was valued at $96,000 and we recorded this amount compensation expense for the year ended December 31, 2018.

On October 15, 2018, the Board of Directors approved an Employment Agreement with Marco Hegyi pursuant to which the Company engaged Mr. Hegyi as its Chief Executive Officer through October 15, 2021. See Note 15 for additional details.

Transactions with an Entity Controlled by Mark E. Scott

On October 15, 2018, an entity controlled by Mr. Scott was granted an option to purchase 20,000,000 shares of common stock at an exercise price of $0.012 per share. On October 15, 2017, an entity controlled by Mr. Scott was granted an option to purchase 12,000,000 shares of common stock at an exercise price of $0.006 per share. The stock option grants vest quarterly over three years and are exercisable for 5 years. The stock option grants were valued at $40,000 and $18,000. The Company recorded $8,833 and $1,500 as compensation expense for the years ended December 31, 2018 and 2017, respectively.

On October 15, 2018, the Compensation Committee of the Company approved an Employment Agreement with Mark E. Scott pursuant to which the Company engaged Mr. Scott as its Chief Financial Officer through October 15, 2021. Mr. Scott’s previous Agreement was cancelled. See Note 15 for additional details.

Transaction with Joseph Barnes

On October 15, 2018, Mr. Barnes was granted an option to purchase 18,000,000 shares of common stock at an exercise price of $0.012 per share. On October 25, 2017, Mr. Barnes was granted an option to purchase 10,000,000 shares of common stock at an exercise price of $0.007 per share. The stock option grants vest quarterly over three years and are exercisable for 5 years. The stock option grants were valued at $36,000 and $24,000. The Company recorded $8,550 and $2,000 as compensation expense for the years ended December 31, 2018 and 2017, respectively

On October 15, 2018, the Compensation Committee of the Company approved an Employment Agreement with Joseph Barnes pursuant to which the Company engaged Mr. Barnes as President of the GrowLife Hydroponics Company through October 15, 2021. Mr. Barnes’s previous Agreement was cancelled. See Note 15 for additional details.

Transactions with Michael E. Fasci

On February 4, 2017, the Company issued 1,000,000 shares of our common stock to Michael E. Fasci pursuant to a service award for $15,000. The shares were valued at the fair market price of $0.015 per share. On April 27, 2017, the Company issued 1,000,000 shares of our common stock to Michael E. Fasci pursuant to a service award for $9,000. The shares were valued at the fair market price of $0.009 per share. On April 27, 2017, the Company issued 2,000,000 shares of our common stock to Michael E. Fasci pursuant to a consulting agreement for $18,000. The shares were valued at the fair market price of $0.009 per share. On November 2, 2017, the Company issued 2,000,000 shares of our common stock to Michael E. Fasci pursuant to a consulting agreement for $10,000. The shares were valued at the fair market price of $0.005 per share.

On February 1, 2018, the Company issued 3,789,041 shares of our common stock to Mr. Fasci that was valued at $0.02 per share or $75,781. On December 6, 2018, the Company issued Mr. Fasci 5,000,000 shares of our common stock that was valued at $0.01 per share or $50,000. On December 6, 2018, Michael E. Fasci resigned as a Member of the Board of Directors.

Transactions with Katherine McLain

Ms. Katherine McLain was appointed as a director on February 14, 2017. On June 28, 2017, the Company issued 1,000,000 shares of our common stock to Ms. McLain pursuant to a service award for $9,000. The shares were valued at the fair market price of $0.009 per share. On October 23, 2017, the Company issued 1,000,000 shares of our common stock to Ms. McLain pursuant to a service award for $5,000. The shares were valued at the fair market price of $0.005 per share. On February 1, 2018, the Company issued 2,893,151 shares of our common stock to Katherine McLain that was valued at $0.02 per share or $57,863.

Transaction with Thom Kozik

Mr. Kozik was appointed as a director on October 5, 2017. On October 23, 2017, the Company issued 2,000,000 shares of our common stock to Mr. Kozik pursuant to a service award for $10,000. The shares were valued at the fair market price of $0.005 per share. On February 1, 2018, the Company issued 978,082 shares of our common stock to Thom Kozik that was valued at $0.02 per share or $19,562.